Consolidated Statement of Operations	4 Months Ended
Dec. 31, 2025 SGD ($) $ / shares shares
Income Statement [Abstract]
Revenue
Operating expenses:
General and administrative	(107,851)
Total operating expenses	(107,851)
Loss from operations	(107,851)
Income tax expense
Net loss	$ (107,851)
Basic weighted average shares outstanding (in Shares) | shares	1
Basic net loss per ordinary share (in Dollars per share and Dollars per share) | $ / shares	$ (107,851)
Diluted net loss per ordinary share (in Dollars per share and Dollars per share) | $ / shares	$ (107,851)